CONCENTRATION (Details) - item	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Concentration Risk [Line Items]
Number of suppliers	3	2	2	3
Continuing Operations [Member]
Concentration Risk [Line Items]
Number of suppliers					3
Discontinued Operations [Member]
Concentration Risk [Line Items]
Number of suppliers		1		1	1
Revenue | Supplier Concentration Risk [Member] | Suppliers One [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue	19.70%	35.10%	20.30%	30.10%
Revenue | Supplier Concentration Risk [Member] | Suppliers One [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue					25.43%
Revenue | Supplier Concentration Risk [Member] | Suppliers One [Member] | Discontinued Operations [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue		18.10%		17.40%	18.18%
Revenue | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue	12.00%	19.80%	12.00%	18.10%
Revenue | Supplier Concentration Risk [Member] | Supplier Two [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue					14.97%
Revenue | Supplier Concentration Risk [Member] | Suppliers Three [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue	11.80%			16.90%
Revenue | Supplier Concentration Risk [Member] | Suppliers Three [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Percentage of total cost of revenue					14.17%